Shareholders' Equity	12 Months Ended
Dec. 31, 2023
Shareholders' Equity [Abstract]
Shareholders' Equity

Note 9 — Shareholders’ Equity

A.	Share capital

	Number of shares December 31
	Authorized 2023	Issued and paid 2023	Authorized 2022	Issued and paid 2022
Ordinary shares of no par value	60,000,000	15,379,042	60,000,000	11,781,963

a.	In February, May, June and July 2021, the Company entered into Simple Agreements for Future Equity (each, a “SAFE”) with four separate investors for aggregate proceeds of $800 thousand. Pursuant to the terms of each SAFE, upon consummation of an equity financing, the Company will issue to each investor the number of ordinary shares equal to the purchase amount divided by the SAFE price, which is defined as the price per share equal to 80% of the equity financing valuation (to be no less than $25,000 thousand). The SAFE Agreements also provide the investor the right to automatically receive ordinary shares in the case of a liquidity event, defined as a change of control event or an initial public offering. In the case of a liquidity event the investors are entitled to the number of ordinary shares equal to the investment amount divided by the liquidity price. The liquidity price is defined as the price per share equal to the Company’s valuation at the time of the liquidity event, multiplied by 80%, and divided by the Company’s capitalization (to be no less than $25,000 thousand). In December 2021, as part of Company’s initial public offering (“IPO”) (as described in Note 9g below), the SAFEs were converted at a price per share of $2.892 into 276,672 ordinary shares. For accounting purposes, the SAFE instrument was classified under shareholders’ equity.

b.	During 2018 and 2019, the Company entered into several Share Purchase Agreements (“SPAs”) with multiple investors pursuant to which the Company issued shares and warrants. Pursuant to the SPAs, the warrants had an exercise price of $0.67 and were set to expire on December 31, 2020. During 2020, the board of directors extended the expiration period for each warrant to December 31, 2021. In September 2021, three of the warrant holders assigned all or part of their warrants to four assignees, among whom are the Company’s CFO and related parties of the Company’s CEO and CFO).

In August and September 2021 after the said assignments, the Company received warrant exercise notices of 1,837,500 warrants, out of the total 2,130,000 warrants outstanding at that time. The other 292,500 warrants that were not exercised were waived by their owners. As a result of the said exercises, the Company received aggregate proceeds of $1,225 thousand.

c.	In May and October 2021, several option holders exercised their outstanding options to purchase 285,000 ordinary shares for a gross proceed of $10 thousand.

d.	In October 2021, several option holders, holding an aggregate amount of 961,440 options, signed an exercise notice for their options. The proceeds from such options exercise were approximately $76 thousand. As of December 31, 2023, the amount of $47 thousand from such exercises were recognized as other receivables.

e.

In December 2021, the Company closed its IPO in the United States and issued 2,000,000 units consisting of 2,000,000 Ordinary shares and 2,000,000 tradable warrants with an exercise price of $6 per share and term of 5 years. In certain cases, the warrants may be exercised on a cashless basis. Therefore, the warrants are accounted for as derivative instruments which are classified as a liability and measured at fair value through profit or loss (refer also to Note 16). The total gross consideration was $12,000 thousand. $4,560 thousand was initially attributed to the warrants based on their fair value and the remaining amount was attributed to the ordinary shares issued and recognized as an equity component in the amount of $7,440 thousand. Applicable issuance costs, amounting to $2,136 thousand, have been allocated in the same proportion as the allocation of the gross proceeds. An amount of $812 thousand was considered as issuance costs allocated to the warrants and has been recorded in profit or loss as finance expense, while costs allocated as issuance costs of ordinary shares in the amount of $1,324 thousand have been recorded in equity as a reduction of the share premium. As part of the IPO, the Company also recognized share-based issuance costs of $898 thousand which were allocated in the same proportion as the allocation of the gross proceeds from the IPO, accordingly an amount of $341 thousand was considered as issuance costs allocated to the warrants and has been recorded in profit or loss as finance expense, while costs allocated as issuance costs of ordinary shares in the amount of $557 thousand have been recorded in equity as a reduction of the share premium (refer also to Note 10(7)). See note 16 regarding the measurement of the warrants liability.

The total net proceeds from the offering were approximately $9,864 thousand and net proceeds from the exercise of underwriter’s option were $3 thousand.

f.	In March 2022, the Company received an amount of $3,870 thousand as a result of the exercise of 645,000 warrants at a price per share of $6.

g.	On April 14, 2023, the Company entered into a sales agreement with Alliance Global Partners, pursuant to which the Company may offer and sell, from time to time, to or through the Alliance Global Partners as agent or principal, ordinary shares an at-the-market offering, having an aggregate offering price of up to $5,744 thousands. On June 22, 2023, the Company filed a prospectus supplement reflecting a reduction in the size of the at-the-market offering to $502 thousands. During the reporting period, the Company sold 3,600 ordinary shares for a gross proceed of $7 thousands through the at-the-market offering. Issuance expenses were equal to the proceeds received.

h.

On June 22, 2023, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) pursuant to which the Company agreed to issue and sell, in a registered direct offering: (i) an aggregate of 1,330,000 ordinary shares, no par value, and (ii) an aggregate of 1,670,000 Pre-Funded warrants, each representing the right to acquire one ordinary share with exercise price of $0.0001, exercisable at any time until exercised in full and (iii) an aggregate of 3,000,000 Warrants. The Warrants are exercisable immediately upon issuance at an exercise price of $1.50 per Ordinary Share and will expire on the fifth anniversary of the original issuance date. The gross proceeds were approximately $4.5 million before deducting the placement agent fee and related offering expenses. Total issuance expenses in connection with the offering were $455 thousands.

In certain cases, the Warrants and Pre-Funded warrants above may be exercised on a cashless basis. Therefore, the Pre-Funded Warrants are accounted for as financial liability and the Warrants are accounted for as derivative instruments and accordingly also classified as a liability. Both liabilities are measured at fair value through profit or loss. In accordance with IFRS 9, the consideration received from the issuance of different financial instruments in a single transaction is attributed initially to financial liabilities that are measured at each period at fair value through profit or loss, and then to financial liabilities that are measured only upon initial recognition at fair value and the remaining amount is recognized as equity component. At the closing, the fair value of the Warrants and Pre-Funded warrants was greater that the gross proceeds received. Therefore, the Company recognized an immediate loss of $1,659 thousand and the entire consideration of $4,500 thousand was allocated to the Warrants and Pre- Funded warrant liability and no consideration has been allocated to equity component. As a result, applicable issuance costs have been recorded as an expense under financing expenses. See note 16 regarding the measurement of the warrants liability.

i.	On June 23, 2023, one of the Company’s employees exercised 126,000 options into 126,000 ordinary shares for a total consideration of $5 thousands.

j.	During October 2023, 1,670,000 Pre-Funded warrants were exercised into 1,670,000 ordinary shares of the Company. See also Note 9i above.

The following table summarizes the movement in share capital:

	Ordinary shares
	2023	2022

Issued and paid-in share capital as at January 1	11,781,963	10,943,534
Issued for services during the period	-	85,449
Vested RSU	467,479	107,980
ATM shares	3,600	-
Exercise of share warrants and options during the year	126,000	645,000
Issuance of shares	1,330,000	-
Exercise of Pre-Funded warrants	1,670,000	-
Issued and paid-in share capital as at December 31	15,379,042	11,781,963

B.	Ordinary Shares Right

Each ordinary share is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and when declared by the board of directors, subject to the prior rights of holders of all classes of shares outstanding.